Paradigm Select Fund
	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
30,000	Ducommun Incorporated *	$ 1,539,000	1.23%

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	1,164,810	0.93%

Communications Services, NEC
30,000	Calix, Inc. *	994,800	0.79%

Electrical Work
26,150	EMCOR Group Inc.	9,157,730	7.32%

Electromedical & Electrotherapeutic Apparatus
10,200	Masimo Corporation *	1,497,870	1.20%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.	880,296	0.70%

General Industrial Machinery & Equipment
86,100	Zurn Elkay Water Solutions Corp.	2,881,767	2.30%

In Vitro & In Vivo Diagnostic Substances
205,100	Neogen Corporation *	3,236,478	2.59%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation	1,875,049	1.50%

Instruments For Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.	3,796,730	3.03%

Laboratory Analytical Instruments
34,350	Revvity, Inc.	3,606,750	2.88%

Measuring & Controlling Devices, NEC
12,000	Onto Innovation Inc. *	2,172,960	1.74%

Miscellaneous Manufacturing Industries
16,600	Hillenbrand, Inc.	834,814	0.67%

Motors & Generators
12,200	Regal Rexnord Corp.	2,197,220	1.75%

Plastics Products
10,000	Entegris, Inc.	1,405,400	1.12%

Printed Circuit Boards
21,400	Jabil, Inc.	2,866,530	2.29%

Radio & Tv Broadcasting & Communications Equipment
40,000	Aviat Networks, Inc. *	1,533,600	1.22%

Retail - Catalog & Mail-Order Houses
10,000	Insight Enterprises, Inc. *	1,855,200	1.48%

Retail - Family Clothing Stores
62,000	American Eagle Outfitters, Inc.	1,598,980	1.28%

Retail - Lumber & Other Building Materials Dealers
42,700	Builders FirstSource, Inc. *	8,905,085	7.11%

Retail - Radio, TV & Consumer Electronics Stores
41,900	Best Buy Co., Inc.	3,437,057	2.75%

Retail - Retail Stores, NEC
19,625	IAC Inc. *	1,046,798	0.84%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)	2,839,695	2.27%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)	4,033,604
75,700	Marvell Technology, Inc.	5,365,616
12,800	Qorvo, Inc. *	1,469,824
60,000	Semtech Corporation *	1,649,400
25,000	Skyworks Solutions, Inc.	2,708,000
		15,226,444	12.17%

Services - Business Services, NEC
44,000	Concentrix Corporation	2,913,680	2.33%

Services-Computer Integrated Systems Design
50,000	Veradigm, Inc. *	385,000	0.31%

Services - Help Supply Services
77,625	Kelly Services, Inc. - Class A	1,943,730
68,325	Kforce Inc.	4,818,279
		6,762,009	5.40%

Services - Management Services
120,000	R1 RCM Inc. *	1,545,600	1.23%

Services - Medical Laboratories
68,800	Natera, Inc. *	6,292,448	5.03%

Services - Prepackaged Software
50,000	Cerence, Inc. *	787,500
11,100	Consensus Cloud Solutions Inc. *	176,046
32,100	Progress Software Corporation	1,711,251
		2,674,797	2.14%

Services - Skilled Nursing Care Facilities
14,000	The Ensign Group, Inc.	1,741,880	1.39%

Special Industry Machinery, NEC
10,000	Axcelis Technologies Inc. *	1,115,200	0.89%

Steel Pipe & Tubes
18,000	ATI, Inc. *	921,060	0.74%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	1,114,152	0.89%

Surgical & Medical Instruments & Apparatus
106,200	Globus Medical, Inc. - Class A *	5,696,568
60,000	Tactile Systems Technology *	975,000
		6,671,568	5.32%

Title Insurance
5,900	Fidelity National Financial, Inc.	313,290	0.25%

Wholesale - Computers & Peripheral Equipment & Software
18,000	TD SYNNEX Corporation	2,035,800	1.63%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
18,000	EnerSys	1,700,280	1.36%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company	6,441,540	5.15%

Total for Common Stocks (Cost $74,132,567)		119,179,367	95.22%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities Inc.	1,361,853	1.09%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
3,751,073	SEI Daily Income Trust Government Fund Institutional 4.99% **	3,751,073	3.00%
Total for Money Market Funds (Cost $3,751,073)

Total Investment Securities		124,292,292	99.31%
	(Cost $79,108,886)

Other Assets in Excess of Liabilities		863,297	0.69%

Net Assets		$125,155,589	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2024.